                                   THE VALIANT FUND












                                    ANNUAL REPORT
                                   AUGUST 31, 1998

                                   THE VALIANT FUND
                         U.S. TREASURY MONEY MARKET PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                                   AUGUST 31, 1998





                                                                                                      VALUE
     PAR VALUE                                                                                      (NOTE 1)
     ---------                                                                                    -----------

U.S. TREASURY BILLS (A)--25.1%

$   5,000,000   4.935%, 11/27/98 ...............................................................  $  4,940,369
   12,000,000   4.990%, 12/24/98 ...............................................................    11,810,380
    5,000,000   5.010%, 01/07/99 ...............................................................     4,910,933
    5,000,000   5.015%, 01/21/99 ...............................................................     4,901,093
    8,000,000   4.980%, 02/04/99 ...............................................................     7,827,360
    8,000,000   5.050%, 02/04/99 ...............................................................     7,824,933
   10,000,000   5.070%, 02/04/99 ...............................................................     9,780,300
    5,000,000   5.075%, 02/04/99 ...............................................................     4,890,042
    7,000,000   5.100%, 02/04/99 ...............................................................     6,845,300
   10,000,000   4.930%, 02/11/99 ...............................................................     9,776,781
   12,000,000   4.935%, 02/11/99 ...............................................................    11,731,865
   10,000,000   4.940%, 02/18/99 ...............................................................     9,766,722
   25,000,000   5.045%, 03/04/99 ...............................................................    24,355,361
   12,000,000   5.120%, 03/04/99 ...............................................................    11,685,973
                                                                                                   -----------
                TOTAL U.S. TREASURY BILLS (COST $131,047,412)...................................   131,047,412
                                                                                                   -----------



REPURCHASE AGREEMENTS--74.9%
  123,000,000   First Boston Corp.
                5.750%, 09/01/98, Dated 08/31/98, Repurchase Price $123,019,646
                (Collateralized by U.S. Treasury Notes, 6.375% & 6.625%, due
                05/15/00 & 05/15/07; par value $ 20,825,000 & $ 95,270,000;
                valued at $ 21,670,273 & $ 106,678,857, respectively)............................  123,000,000
   10,127,000   Goldman, Sachs & Co., Inc.
                5.700%, 09/01/98, Dated 08/31/98, Repurchase Price $10,128,603
                (Collateralized by U.S. Treasury Note, 7.25%, due 05/15/16;
                par value $ 8,466,000; valued at $10,330,071)....................................   10,127,000
  129,000,000   J.P. Morgan & Co., Inc.
                5.750%, 09/01/98, Dated 08/31/98, Repurchase Price $129,020,604
                (Collateralized by U.S. Treasury Notes, 5.50%, 5.875%, 6.00%, 5.625%,
                8.75% & 8.125%, due 02/15/08, 11/15/05, 08/15/00, 12/31/99, 05/15/20
                & 08/15/19; par value $ 15,507,000, $ 8,153,000, $ 2,378,000, $ 37,412,000,
                $ 25,020,000 & $ 13,639,000; valued at $15,980,216, $8,665,553, $2,429,162,
                $38,017,921, $35,791,694 & $18,064,455, respectively, and by U.S. Treasury
                Bill, due 08/19/99; par value $13,250,000; valued at $12,631,543)................  129,000,000
  129,000,000   Morgan Stanley Group, Inc.
                5.780%, 09/01/98, Dated 08/31/98, Repurchase Price $129,020,712
                (Collateralized by U.S. Treasury Note, 5.375%, due 06/30/00; par value
                $ 129,760,000; valued at $ 131,847,411)..........................................  129,000,000
                                                                                                  ------------
                TOTAL REPURCHASE AGREEMENTS (COST $391,127,000).................................   391,127,000
                                                                                                  ------------
                TOTAL INVESTMENTS--100.0% (COST $522,174,412)*..................................  $522,174,412
                                                                                                  ------------
                                                                                                  ------------

--------------------------------------------------------------------
(A) Rate represents annualized yield to maturity at date of purchase.
 *  Aggregate cost for Federal tax purposes.




                          SEE NOTES TO FINANCIAL STATEMENTS.

                                   THE VALIANT FUND
                            GENERAL MONEY MARKET PORTFOLIO
                                SCHEDULE OF INVESTMENTS
                                   AUGUST 31, 1997


                                                                  VALUE
     PAR VALUE                                                   (NOTE 1)
     ---------                                                -------------

COMMERCIAL PAPER (A)--85.3%
                        CHEMICALS--7.1%

                        Dupont (E I) De Nemours & Co.
$    7,000,000          5.370%, 09/23/98....................  $   6,977,028
    14,000,000          5.460%, 11/23/98....................     13,823,764
                                                              -------------
                                                                 20,800,792
                                                              -------------
                        COSMETICS & TOILETRIES--2.4%

     7,000,000          Gillette Co.
                        5.820%, 09/01/98....................      7,000,000
                                                              -------------
                        DRUGS & HEALTH CARE--6.8%

    20,000,000          Abbott Laboratories
                        5.470%, 09/24/98....................     19,930,105
                                                              -------------
                        ELECTRONICS--4.8%

     6,000,000          Emerson Electric Co.
                        5.480%, 10/23/98....................      5,952,507
                                                              -------------
     8,000,000          Motorola, Inc.
                        5.450%, 12/17/98....................      7,870,411
                                                              -------------
                                                                 13,822,918
                                                              -------------
                        FINANCIAL SERVICES--10.9%

    14,000,000          Bell Atlantic Financial Services
                        5.850%, 09/01/98....................     14,000,000
                                                              -------------
                        Ford Motor Credit Co.
     3,000,000          5.470%, 11/18/98....................      2,964,445
    10,000,000          5.440%, 11/30/98....................      9,864,000
     5,000,000          5.400%, 12/09/98....................      4,925,750
                                                              -------------
                                                                 17,754,195
                                                              -------------
                                                                 31,754,195
                                                              -------------
                        FOOD PRODUCTS--6.9%

     3,000,000          Coca Cola Co.
                        5.450%, 10/30/98....................      2,973,204
                                                              -------------
     7,000,000          H.J. Heinz Co.
                        5.480%, 10/19/98....................      6,948,854
                                                              -------------
    10,307,000          Kellogg Co.
                        5.480%, 09/04/98....................     10,302,293
                                                              -------------
                                                                 20,224,351
                                                              -------------

                          SEE NOTES TO FINANCIAL STATEMENTS.

                                   THE VALIANT FUND
                            GENERAL MONEY MARKET PORTFOLIO
                        SCHEDULE OF INVESTMENTS - (CONTINUED)
                                   AUGUST 31, 1998


                                                                  VALUE
     PAR VALUE                                                   (NOTE 1)
     ---------                                                -------------

COMMERCIAL PAPER (A)--(CONTINUED)
                        INTERNATIONAL OIL--9.5%

                        Amoco Co.
$    5,000,000          5.460%, 11/23/98.................... $    4,937,058
     3,000,000          5.420%, 12/17/98....................      2,951,672
     6,000,000          5.440%, 12/21/98....................      5,899,360
                                                              -------------
                                                                 13,788,090
                                                              -------------
     6,000,000          Atlantic Richfield Co.
                        5.450%, 11/23/98....................      5,924,608
                                                              -------------
     8,000,000          Shell Oil Co.
                        5.450%, 09/29/98....................      7,966,089
                                                              -------------
                                                                 27,678,787
                                                              -------------
                        LEISURE TIME--5.0%

                        Walt Disney Co.
     5,000,000          5.420%, 10/26/98....................      4,958,597
     2,000,000          5.250%, 03/10/99....................      1,944,583
     4,000,000          5.360%, 04/13/99....................      3,866,596
     4,000,000          5.360%, 04/14/99....................      3,866,000
                                                              -------------
                                                                 14,635,776
                                                              -------------
                        NON-BANK FINANCE--16.2%

                        General Electric Capital Corp.
     8,000,000          5.490%, 10/30/98....................      7,928,020
     4,000,000          5.360%, 04/07/99....................      3,870,169
     5,000,000          5.360%, 04/12/99....................      4,833,989
     4,000,000          5.350%, 05/19/99....................      3,845,444
                                                              -------------
                                                                 20,477,622
                                                              -------------
                        IBM Credit Corp.
     5,000,000          5.490%, 10/19/98....................      4,963,400
     4,000,000          5.430%, 10/30/98....................      3,964,403
     4,000,000          5.390%, 12/14/98....................      3,937,716
                                                              -------------
                                                                 12,865,519
                                                              -------------
                        Transamerica Finance Corp., Inc.
     9,000,000          5.570%, 09/04/98....................      8,995,822
     5,000,000          5.460%, 12/07/98....................      4,926,442
                                                              -------------
                                                                 13,922,264
                                                              -------------
                                                                 47,265,405
                                                              -------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

                                   THE VALIANT FUND
                            GENERAL MONEY MARKET PORTFOLIO
                        SCHEDULE OF INVESTMENTS - (CONTINUED)
                                   AUGUST 31, 1998


                                                                  VALUE
     PAR VALUE                                                   (NOTE 1)
     ---------                                                -------------

COMMERCIAL PAPER (A)--(CONTINUED)

                        PHOTOGRAPHY--1.0%

$    3,000,000          Eastman Kodak Co.
                        5.500%, 10/13/98....................  $   2,980,750
                                                              -------------
                        PUBLISHING--4.2%

                        McGraw-Hill Co., Inc.
     6,200,000          5.370%, 09/22/98....................      6,180,578
     6,066,000          5.500%, 09/23/98....................      6,045,612
                                                              -------------
                                                                 12,226,190
                                                              -------------
                        SOAPS AND DETERGENTS--5.4%

                        Procter & Gamble Co.
     4,000,000          5.450%, 12/11/98....................      3,938,839
     3,987,000          5.440%, 12/17/98....................      3,922,535
     3,000,000          5.430%, 12/22/98....................      2,949,320
     5,000,000          5.440%, 12/28/98....................      4,910,844
                                                              -------------
                                                                 15,721,538
                                                              -------------
                        TECHNOLOGY--2.7%

                        International Business Machines
     4,000,000          5.430%, 11/02/98....................      3,962,594
     4,000,000          5.460%, 11/16/98....................      3,953,893
                                                              -------------
                                                                  7,916,487
                                                              -------------
                        TELECOMMUNICATIONS--2.4%

                        Lucent Technologies, Inc.
     5,000,000          5.450%, 09/25/98....................      4,981,833
     2,000,000          5.470%, 11/02/98....................      1,981,159
                                                              -------------
                                                                  6,962,992
                                                              -------------
                        TOTAL COMMERCIAL PAPER
                          (COST $248,920,286)...............    248,920,286
                                                              -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A)--6.8%

                        Federal Home Loan Mortgage Discount Notes
    14,749,000          5.330%, 10/06/98....................     14,672,572
     5,000,000          5.320%, 10/09/98....................      4,971,922
                                                              -------------
                       TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                         (COST $19,644,494).................     19,644,494
                                                              -------------
                       TOTAL COMMERCIAL PAPER AND U.S.
                         GOVERNMENT AND AGENCY
                         OBLIGATIONS (COST $268,564,780)....    268,564,780
                                                              -------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

                                   THE VALIANT FUND
                            GENERAL MONEY MARKET PORTFOLIO
                        SCHEDULE OF INVESTMENTS - (CONTINUED)
                                   AUGUST 31, 1998


                                                                                                VALUE
     PAR VALUE                                                                                 (NOTE 1)
     ---------                                                                              -------------

REPURCHASE AGREEMENTS--7.9%
$    6,000,000       First Boston Corp.
                     5.750%, 09/01/98, Dated 08/31/98, Repurchase Price $6,000,958
                     (Collateralized By U.S. Treasury Note, 9.125%, Due 05/15/99;
                     par value $ 5,840,000; valued at $ 6,151,505)........................  $  6,000,000
     7,000,000       J.P. Morgan & Co., Inc.
                     5.750%, 09/01/98, Dated 08/31/98, Repurchase Price $7,001,118
                     (Collateralized By U.S. Treasury Note, 6.00%, Due 08/15/00;
                     par value $ 6,990,000; valued at $ 7,140,388)........................     7,000,000
    10,137,000       Morgan Stanley Group, Inc.
                     5.780%, 09/01/98, Dated 08/31/98, Repurchase Price $10,138,628
                     (Collateralized By U.S. Treasury Note, 5.125%, Due 08/31/00;
                     par value $ 10,330,000; valued at $ 10,370,349)......................    10,137,000
                                                                                            -------------
                     TOTAL REPURCHASE AGREEMENTS (COST $23,137,000).......................    23,137,000
                                                                                            -------------
                     TOTAL INVESTMENTS--100.0% (COST $291,701,780)*.......................  $291,701,780
                                                                                            -------------
                                                                                            -------------


----------------------------------------------------------------------
(A)  Rate represents annualized yield to maturity at date of purchase.
  *  Aggregate cost for Federal tax purposes.

                                   THE VALIANT FUND
                          TAX-EXEMPT MONEY MARKET PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                                   AUGUST 31, 1998


                                                                            VALUE
     PAR VALUE                                                             (NOTE 1)
     ---------                                                          --------------
MUNICIPAL BONDS AND NOTES--100.0%

                        ALASKA--4.0%

$    9,000,000          Alaska Housing Finance Corporation
                        Series C
                        3.220%, 06/01/26++
                        SBPA: Swiss Bank Corp. .......................  $    9,000,000
     1,700,000          Valdez Marine Terminal Revenue
                        Exxon Project
                        3.300%, 10/01/25++ ...........................       1,700,000
                                                                        --------------
                                                                            10,700,000
                                                                        --------------
                        ARIZONA--1.7%

     4,600,000          Maricopa County Arizona, PCR
                        Arizona Public Service, Series E
                        3.300%, 05/01/29++
                        LOC: Bank of America .........................       4,600,000
                                                                        --------------
                        CALIFORNIA--2.7%

     7,200,000          Los Angeles County
                        TRANS, Series A
                        4.500%, 06/30/99 .............................       7,249,642
                                                                        --------------
                        COLORADO--2.0%

     5,500,000          Colorado Health Facilities
                        Catholic Health Initiative, Series 97B
                        3.250%, 12/01/25++
                        SBPA: Toronto Dominion Bank ..................       5,500,000
                                                                        --------------
                        CONNECTICUT--0.9%

     2,300,000          Connecticut State Special Assessment
                        Unemployment Compensation, Series C, FGIC Insured
                        3.600%, 07/01/99
                        SBPA: FGIC Securities Purchase, Inc. .........       2,300,000
                                                                        --------------
                        FLORIDA--5.0%

     3,600,000          Dade County IDA
                        Florida Power & Light
                        3.350%, 06/01/21++ ...........................       3,600,000
     8,000,000          Dade County Water & Sewer Revenue Systems
                        FGIC Insured
                        3.150%, 10/05/22++
                        SBPA: Commerzbank ............................       8,000,000

                          SEE NOTES TO FINANCIAL STATEMENTS.

                                  THE VALIANT FUND
                         TAX-EXEMPT MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS - (CONTINUED)
                                  AUGUST 31, 1998




                                                                                                 VALUE
  PAR VALUE                                                                                    (NOTE 1)
  ---------                                                                                   -----------
               FLORIDA--(CONTINUED)

$ 2,000,000   Gainesville Utilities Systems
               Series C
               3.550%, 12/11/98
               LINE: Bank of America, Sunbank  ............................................   $ 2,000,000
                                                                                               ----------
                                                                                               13,600,000
                                                                                               ----------
               GEORGIA--7.0%

  4,800,000    Burke County Development Authority, PCR
               Georgia Power Project, Series 3
               3.250%, 07/01/24++..........................................................     4,800,000
  5,000,000    De Kalb Private Hospital Authority
               Egelston Children's Hospital, Series A
               3.200%, 03/01/24++
               LOC: SunTrust Bank  ........................................................     5,000,000
  2,500,000    Georgia Municipal Electric Authority Revenue
               Variable Project IB
               3.200%, 01/01/16++
               LOC: ABN AMRO ..............................................................     2,500,000
  5,000,000    Georgia Municipal Gas Authority Revenue
               Agency Project, Series C
               3.250%, 11/01/07++
               LOC: Wachovia Bank of N.C., Morgan Guaranty, Bayerisch Landesbank GZ,
               Bank of America ............................................................     5,000,000
  1,500,000    Georgia Municipal Gas Authority Revenue
               Gas Portfolio I, Series B
               3.150%, 09/01/07++
               LOC: Wachovia Bank of N.C., Bayerishe Landesbank GZ, Morgan Guaranty,
               Credit Suisse ..............................................................     1,500,000
                                                                                               ----------
                                                                                               18,800,000
                                                                                               ----------

               ILLINOIS--3.5%

  5,200,000    Chicago Illinois GO
               Tender Notes Series 97
               3.550%, 10/29/98+++
               LOC: Morgan Guaranty  ......................................................     5,200,000
  3,000,000    Chicago Illinois GO
               Tender Notes, Series 98
               3.550%, 02/04/99+++
               LOC: Morgan Guaranty  ......................................................     3,000,000
  1,300,000    Illinois Sales Tax Revenue
               Series K, Pre-Refunded
               6.750%, 06/15/99............................................................     1,351,925
                                                                                               ----------

                                                                                                9,551,925
                                                                                               ----------

                         SEE NOTES TO FINANCIAL STATEMENTS.

                                      7


                                  THE VALIANT FUND
                         TAX-EXEMPT MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS - (CONTINUED)
                                  AUGUST 31, 1998





                                                                                                 VALUE
  PAR VALUE                                                                                    (NOTE 1)
  ---------                                                                                   ---------

               INDIANA--3.7%

$ 3,700,000    Mount Vernon Indiana, PCR
               General Electric, Series 89A
               3.300%, 09/04/98..........................................................      $3,700,000
  6,235,000    Mount Vernon Indiana, PCR
               General Electric, Series 89A
               3.500%, 09/11/98............................................................     6,235,000
                                                                                               ----------
                                                                                                9,935,000
                                                                                               ----------

               KENTUCKY--0.9%

  2,500,000    Kentucky Asset/Liability Commission
               TRANS, Series A
               4.500%, 06/25/99............................................................     2,518,263
                                                                                               ----------

               LOUISIANA--2.5%

  4,000,000    Louisiana Offshore Terminal Authority
               Loop Inc.
               3.250%, 09/01/06++
               LOC: Union Bank of Switzerland  ............................................     4,000,000
  1,100,000    Saint Charles Parish Louisiana
               Shell Oil Co.
               3.450%, 10/01/22++..........................................................     1,100,000
  1,700,000    Saint Charles Parish Louisiana
               Shell Oil Co.
               3.350%, 10/01/25++..........................................................     1,700,000
                                                                                               ----------
                                                                                                6,800,000
                                                                                               ----------

               MARYLAND--0.4%

  1,000,000    Maryland State GO
               Pre-Refunded
               6.800%, 03/01/99............................................................     1,034,603
                                                                                               ----------
               MASSACHUSETTS--0.6%

  1,600,000    Massachusetts Bay Transportation Authority
               Series C
               3.500%, 10/09/98
               LOC: Westdeutsche Landesbank  ..............................................     1,600,000
                                                                                               ----------
               MICHIGAN--5.3%

  3,000,000    Michigan State Building Authority Revenue
               3.700%, 10/01/98
               LOC: Canadian Imperial Bank of Commerce ....................................     3,000,000



                         SEE NOTES TO FINANCIAL STATEMENTS.

                                  THE VALIANT FUND
                           GENERAL MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS - (CONTINUED)
                                  AUGUST 31, 1998





                                                                                                 VALUE
  PAR VALUE                                                                                    (NOTE 1)
  ---------                                                                                   ---------

               MICHIGAN--(CONTINUED)

$ 5,000,000    Michigan State Housing Development Authority
               Series 97B
               3.450%, 04/01/19++
               LOC: Landesbank Hessen--Thueringen GZ ...................................... $   5,000,000
  5,100,000    Michigan State University
               Series A2
               3.200%, 08/15/22++..........................................................     5,100,000
  1,200,000    University of Michigan
               Series A
               3.450%, 09/15/98............................................................     1,200,000
                                                                                               ----------
                                                                                               14,300,000
                                                                                               ----------

               MINNESOTA--0.9%

  2,500,000    Rochester Health Care Facilities
               Mayo Foundation / Mayo Medical Center, Series C
               3.500%, 09/09/98++..........................................................     2,500,000
                                                                                               ----------
               MISSISSIPPI--2.5%

  3,300,000    Jackson County Port Facility
               Chevron USA Project
               3.500%, 06/01/23++..........................................................     3,300,000
  3,355,000    Jackson County, PCR
               Chevron
               3.250%, 12/01/16++..........................................................     3,355,000
                                                                                               ----------
                                                                                                6,655,000
                                                                                               ----------

               MISSOURI--1.1%

  2,900,000    Missouri State Health & Educational Facility
               Washington University, Series B
               3.350%, 09/01/30++
               SBPA: Morgan Guaranty Trust ................................................     2,900,000
                                                                                               ----------

               NEVADA--3.4%

  4,975,000    Clark County Airport Improvement Authority Revenue
               3.150%, 07/01/25++
               LINE: Union Bank Switzerland  ..............................................     4,975,000
  4,050,000    Clark County Airport Improvement Authority Revenue
               MBIA Insured
               3.150%, 07/01/12++
               LINE: National Westminster  ................................................     4,050,000
                                                                                               ----------
                                                                                                9,025,000
                                                                                               ----------





                         SEE NOTES TO FINANCIAL STATEMENTS.

                                  THE VALIANT FUND
                         TAX-EXEMPT MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS - (CONTINUED)
                                  AUGUST 31, 1998





                                                                                                 VALUE
  PAR VALUE                                                                                    (NOTE 1)
  ---------                                                                                   ---------
               NEW HAMPSHIRE--1.0%

$ 2,800,000    New Hampshire State GO
               3.550%, 09/08/98
               SBPA: Landesbank Hessen ..................................................     $ 2,800,000
                                                                                               ----------

               NEW MEXICO--2.8%

  5,300,000    Albuquerque Airport Authority Revenue
               AMBAC Insured
               3.150%, 07/01/14++
               SBPA: Canadian Imperial Bank of Commerce  ..................................     5,300,000
  2,300,000    Hurley, PCR
               British Petroleum
               3.350%, 12/01/15++..........................................................     2,300,000
                                                                                               ----------
                                                                                                7,600,000
                                                                                               ----------

               NEW YORK--2.0%

  5,500,000    New York City Municipal Water Finance Authority
               FGIC Insured
               3.300%, 06/15/23++
               LIQ: FGIC Securities Purchase, Inc..........................................     5,500,000
                                                                                               ----------

               NORTH CAROLINA--5.2%

  6,000,000    Charlotte Airport Revenue
               MBIA 93A
               3.150%, 07/01/16++
               SBPA: Commerzbank AG  ......................................................     6,000,000
  1,400,000    Raleigh Durham Airport Authority
               American Airlines, Series A
               3.350%, 11/01/05++
               LOC: Royal Bank of Canada ..................................................     1,400,000
  1,600,000    Raleigh Durham Airport Authority
               American Airlines, Series B1
               3.350%, 11/01/15++
               LOC: Royal Bank of Canada ..................................................     1,600,000
  5,000,000    Winston Salem Water & Sewer System
               3.200%, 06/01/14++
               SBPA: Wachovia Bank of N.C..................................................     5,000,000
                                                                                               ----------
                                                                                               14,000,000
                                                                                               ----------

               OHIO--0.5%

1,300,000      Ohio State Public Facilities Commission
               Higher Education Capital Facilities, Series II B
               4.500%, 11/01/98............................................................     1,301,790
                                                                                               ----------

                         SEE NOTES TO FINANCIAL STATEMENTS.

                                  THE VALIANT FUND
                         TAX-EXEMPT MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS - (CONTINUED)
                                  AUGUST 31, 1998



                                                                                                 VALUE
  PAR VALUE                                                                                    (NOTE 1)
  ---------                                                                                   ---------
               RHODE ISLAND--1.9%

$ 5,000,000    Rhode Island State GO
               3.500%, 06/01/18++
               SBPA: Landesbank Hessen ..................................................   $  5,000,000
                                                                                               ----------
               TENNESSEE--2.5%

  6,600,000    Memphis Tennessee GO
               Series A
               3.450%, 08/01/03++
               SBPA: Westdeutche Landesbank  ..............................................     6,600,000
                                                                                               ----------
               TEXAS--15.4%

  2,750,000    Dallas Area Rapid Transit Authority
               Series A
               3.600%, 12/09/98
               LOC: Westdeutche Landesbank, Bayerische Landsebank GZ,
                  Union Bank Switzerland ................................................       2,750,000
  1,915,000    Dallas Area Rapid Transit Authority
               Series A
               3.550%, 12/10/98
               LOC: Westdeutche Landesbank, Bayerische Landsebank GZ,
                  Union Bank Switzerland ..................................................     1,915,000
  3,541,000    Dallas Water & Sewer
               Series B
               3.450%, 12/08/98
               LINE: Union Bank Switzerland  ..............................................     3,541,000
  1,965,000    Gulf Coast IDA
               Marine Term Revenue Amoco Oil Company
               3.700%, 12/01/98++..........................................................     1,965,000
  1,475,000    Harris County Texas GO ETM
               7.125%, 10/01/98............................................................     1,479,199
  3,000,000    Harris County Texas Health Facilities
               Methodist Hospital
               3.350%, 12/01/25++
               SBPA: Morgan Guaranty ......................................................     3,000,000
  5,000,000    Harris County Toll Road
               Series H
               3.250%, 08/01/20++
               SBPA: Morgan Guaranty ......................................................     5,000,000
  2,500,000    Houston GO
               Series B
               3.450%, 09/21/98
               LINE: Morgan Guaranty, Union Bank Switzerland ..............................     2,500,000
  3,200,000    Houston GO
               Series B
               3.500%, 09/28/98
               LINE: Morgan Guaranty, Union Bank Switzerland ..............................     3,200,000

                         SEE NOTES TO FINANCIAL STATEMENTS.

                                  THE VALIANT FUND
                         TAX-EXEMPT MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS - (CONTINUED)
                                  AUGUST 31, 1998



                                                                                                 VALUE
  PAR VALUE                                                                                    (NOTE 1)
  ---------                                                                                   ---------
               TEXAS--(CONTINUED)

$ 1,400,000    Lone Star Texas Airport Improvement Authority
               American Airlines, Series A5
               3.375%, 12/01/14++
               LOC: Royal Bank Of Canada ..................................................   $ 1,400,000
  1,600,000    Lone Star Texas Airport Improvement Authority
               American Airlines, Series B4
               3.375%, 12/01/14++
               LOC: Royal Bank of Canada ..................................................     1,600,000
  4,940,000    Lower Colorado River Authority Texas Revenue
               Refunding Junior Lien, MBIA Insured
               3.150%, 01/01/13++
               SBPA: Bayerische Landesbank GZ  ............................................     4,940,000
  1,500,000    Port Arthur Navigation District, PCR
               Texaco, Inc..Project
               3.350%, 10/01/24++..........................................................     1,500,000
  3,000,000    San Antonio Water Systems
               Series GS95
               3.550%, 12/15/98
               Line: Westdeutsche Landesbank ..............................................     3,000,000
  2,800,000    Texas Municipal Power Agency
               Series 1991
               3.450%, 09/09/98
               LIQ: Morgan, Bank of America, Chase ........................................     2,800,000
  1,000,000    Texas State
               Public Finance Authority
               6.000%, 10/01/98............................................................     1,001,978
                                                                                               ----------
                                                                                               41,592,177
                                                                                               ----------

               UTAH--10.1%

  2,000,000    Intermountain Power Agency
               Power Supply Revenue, Series 85E
               3.450%, 09/15/98+++
               SBPA: Union Bank Switzerland  ..............................................     2,000,000
  5,000,000    Intermountain Power Agency
               Power Supply Revenue, Series 85F
               3.450%, 09/15/98+++
               SBPA: Union Bank Switzerland  ..............................................     5,000,000
  1,000,000    Salt Lake County, PCR
               British Petroleum Project, Series A
               3.350%, 02/01/08++..........................................................     1,000,000
  2,000,000    Salt Lake County, PCR
               British Petroleum Project, Series B
               3.350%, 08/01/07++..........................................................     2,000,000
  4,000,000    State Of Utah GO
               Series 1998B
               3.450%, 09/03/98
               LINE: Toronto Dominion  ....................................................     4,000,000


                           SEE NOTES TO FINANCIAL STATEMENTS.

                                  THE VALIANT FUND
                         TAX-EXEMPT MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS - (CONTINUED)
                                  AUGUST 31, 1998




                                                                                                 VALUE
  PAR VALUE                                                                                    (NOTE 1)
  ---------                                                                                   ---------

               UTAH--(CONTINUED)

$ 3,000,000    State Of Utah GO
               Series 1998B
               3.300%, 09/04/98
               LINE: Toronto Dominion  ..................................................    $  3,000,000
  2,500,000    State Of Utah GO
               Series 97B
               3.750%, 09/30/98
               LINE: Toronto Dominion  ....................................................     2,500,000
  7,600,000    Utah Transit Authority Sales Tax Revenue
               Trax Project
               3.250%, 05/01/28++
               LOC: Bayerische Landesbank GZ ..............................................     7,600,000
                                                                                               ----------
                                                                                               27,100,000
                                                                                               ----------

               WASHINGTON--7.9%

  1,635,000    King County Washington
               Series G
               4.500%, 12/01/98............................................................     1,638,739
  2,250,000    Seattle Municipal Light & Power Revenue
               3.550%, 11/01/15++
               SBPA: Morgan Guaranty Trust ................................................     2,250,000
  1,600,000    Seattle Municipal Light & Power Revenue
               3.220%, 11/01/18++
               SBPA: Morgan Guaranty Trust ................................................     1,600,000
  3,400,000    Seattle Water System Revenue
               3.220%, 09/01/25++
               LOC: Bayerische Landesbank GZ ..............................................     3,400,000
  5,100,000    Washington Health Care Facilities
               Sisters of Providence, Series B
               3.250%, 10/01/05++
               SBPA: Rabobank  ............................................................     5,100,000
  5,000,000    Washington State GO
               Series 96B
               3.400%, 06/01/20++
               SBPA: Landesbank Hessen-Thueringen GZ ......................................     5,000,000
  2,425,000    Washington State Public Power Supply
               3.250%, 07/01/17++
               LOC: Bank of America  ......................................................     2,425,000
                                                                                               ----------
                                                                                               21,413,739
                                                                                               ----------

                             SEE NOTES TO FINANCIAL STATEMENTS.

                                   13


                                  THE VALIANT FUND
                         TAX-EXEMPT MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS - (CONTINUED)
                                  AUGUST 31, 1998



                                                                                                 VALUE
  PAR VALUE                                                                                    (NOTE 1)
  ---------                                                                                   ---------

               WISCONSIN--2.6%

$ 3,000,000    Sheboygan, PCR
               Wisconsin Electric Power Company
               3.300%, 09/01/15++..........................................................    $3,000,000
  4,000,000    Sheboygan, PCR
               Wisconsin Power & Light
               3.600%, 08/01/14++..........................................................     4,000,000
                                                                                             ------------
                                                                                                7,000,000
                                                                                             ------------

               TOTAL INVESTMENTS--100.0% (COST $269,477,139)*..............................  $269,477,139
                                                                                             ------------
                                                                                             ------------

---------------------------------------------------------------------------------------------------------

*    Aggregate cost for Federal tax purposes.
++ Variable rate demand notes are payable upon not more than one, seven, or thirty days' notice. The interest rate shown reflects the rate currently in effect.
+++ Put bonds and notes have demand features which mature in one year. The interest rate shown reflects the rate currently in effect.



                                  GLOSSARY OF TERMS

          AMBAC     =    AMBAC Assurance Corp.
          ETM       =    Escrowed to Maturity
          FGIC      =    Financial Guaranty Insurance Corp.
          GO        =    General Obligation
          IDA       =    Industrial Development Authority
          LINE      =    Line of Credit
          LIQ       =    Liquidity Facility
          LOC       =    Letter of Credit
          MBIA      =    MBIA Insurance Corp.
          PCR       =    Pollution Control Revenue
          SBPA      =    Standby Purchase Agreement
          TRANS     =    Tax and Revenue Anticipation Notes


                  SEE NOTES TO FINANCIAL STATEMENTS.

                                   THE VALIANT FUND
                         STATEMENTS OF ASSETS AND LIABILITIES
                                   AUGUST 31, 1998



                                                     U.S. TREASURY       U.S. TREASURY          GENERAL           TAX-EXEMPT
                                                     MONEY MARKET            INCOME          MONEY MARKET        MONEY MARKET
                                                        PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                     -------------       -------------       ------------        ------------
ASSETS:
  Investments (Note 1):
    Investments at value . . . . . . . . . . . . .   $131,047,412           $      --        $268,564,780        $269,477,139
    Repurchase agreements. . . . . . . . . . . . .    391,127,000                  --          23,137,000                  --
                                                     -------------       -------------       ------------        ------------
      Total investments at value . . . . . . . . .    522,174,412                  --         291,701,780         269,477,139
  Cash . . . . . . . . . . . . . . . . . . . . . .            207              25,461                 766               5,631
  Interest receivable. . . . . . . . . . . . . . .         62,565                  --               3,704           1,344,488
  Deferred organization expense (Note 1) . . . . .          3,538               2,402                 267                 500
                                                     -------------       -------------       ------------        ------------
      Total Assets . . . . . . . . . . . . . . . .    522,240,722            27,86329           1,706,517         270,827,758
                                                     -------------       -------------       ------------        ------------


LIABILITIES:
  Dividends payable. . . . . . . . . . . . . . . .      2,242,883                  --           1,067,261             723,234
  Payable for investments purchased. . . . . . . .             --                  --                  --           1,400,000
  Advisory fee payable (Note 2). . . . . . . . . .         90,647                  --              53,333              46,690
  Distribution fee payable (Note 2). . . . . . . .        142,201                  --               3,893                  --
  Accrued expenses . . . . . . . . . . . . . . . .          3,538               2,402                 267                 500
                                                     -------------       -------------       ------------        ------------
      Total Liabilities. . . . . . . . . . . . . .      2,479,269               2,402           1,124,754           2,170,424
                                                     -------------       -------------       ------------        ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . .   $519,761,453           $  25,461        $290,581,763        $268,657,334
                                                     -------------       -------------       ------------        ------------
                                                     -------------       -------------       ------------        ------------

NET ASSETS CONSIST OF:
  Paid-in capital (Note 3) . . . . . . . . . . . .   $519,766,386           $  25,539        $290,830,588        $268,779,401
  Undistributed net investment income. . . . . . .          3,224                   7                  --                  --
  Accumulated net realized loss on
    investments sold . . . . . . . . . . . . . . .         (8,157)                (85)           (248,825)           (122,067)
                                                     -------------       -------------       ------------        ------------
      Net Assets . . . . . . . . . . . . . . . . .   $519,761,453             $25,461        $290,581,763        $268,657,334
                                                     -------------       -------------       ------------        ------------
                                                     -------------       -------------       ------------        ------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING:
  Class A. . . . . . . . . . . . . . . . . . . . .     31,186,483              25,539         273,221,404         268,779,401
  Class B. . . . . . . . . . . . . . . . . . . . .    326,683,455                  --          17,609,184                  --
  Class D. . . . . . . . . . . . . . . . . . . . .    161,896,447                  --                  --                  --

NET ASSET VALUE,
  All Shares - offering and redemption price per
  share (Net Assets/Shares Outstanding). . . . . .          $1.00               $1.00               $1.00               $1.00
                                                     -------------       -------------       ------------        ------------
                                                     -------------       -------------       ------------        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                   THE VALIANT FUND
                               STATEMENTS OF OPERATIONS
                              YEAR ENDED AUGUST 31, 1998



                                                       U.S. TREASURY     U.S. TREASURY           GENERAL           TAX-EXEMPT
                                                       MONEY MARKET         INCOME             MONEY MARKET       MONEY MARKET
                                                        PORTFOLIO          PORTFOLIO*           PORTFOLIO           PORTFOLIO
                                                     -------------       -------------       ------------        ------------

INVESTMENT INCOME:

  Interest (Note 1). . . . . . . . . . . . . . . .    $25,757,156            $904,379         $25,041,401          $9,125,219
                                                     -------------       -------------       ------------        ------------
EXPENSES:
  Investment advisory fee (Note 2) . . . . . . . .        936,822              36,010             897,707             514,182
  Distribution fee, Class B (Note 2) . . . . . . .        748,044                  --              40,292                  --
  Distribution fee, Class D (Note 2) . . . . . . .        671,044                  --                  --                  --
  Trustee fees (Note 2). . . . . . . . . . . . . .          6,849                  --               8,937               4,213
  Amortization of organization costs (Note 1). . .          5,019               5,019               5,019               5,019
                                                     -------------       -------------       ------------        ------------
    Total expenses before reimbursements
      and waivers. . . . . . . . . . . . . . . . .      2,367,778              41,029             951,955             523,414
                                                     -------------       -------------       ------------        ------------
    Expenses borne by the Investment Adviser
      (Note 2) . . . . . . . . . . . . . . . . . .        (11,868)             (5,019)            (13,956)             (9,232)
                                                     -------------       -------------       ------------        ------------
    Total Net Expenses . . . . . . . . . . . . . .      2,355,910              36,010             937,999             514,182
                                                     -------------       -------------       ------------        ------------

NET INVESTMENT INCOME. . . . . . . . . . . . . . .     23,401,246             868,369          24,103,402           8,611,037
                                                     -------------       -------------       ------------        ------------
REALIZED GAIN (LOSS) ON
  INVESTMENTS SOLD (NOTE 1). . . . . . . . . . . .         (8,157)                (78)             10,362               1,596
                                                     -------------       -------------       ------------        ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS. . . . . . . . . . . .    $23,393,089            $868,291         $24,113,764          $8,612,633
                                                     -------------       -------------       ------------        ------------
                                                     -------------       -------------       ------------        ------------


-----------------------------------------------------------------------------------------------------------------------------
* The Portfolio operated from December 17, 1997 to February 11, 1998.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                   THE VALIANT FUND
                         STATEMENTS OF CHANGES IN NET ASSETS



                                                               U.S. TREASURY                           U.S. TREASURY
                                                       MONEY MARKET        PORTFOLIO             INCOME            PORTFOLIO
                                                     -------------       -------------       ------------        ------------
                                                        YEAR ENDED          YEAR ENDED        PERIOD ENDED        PERIOD ENDED
                                                          8/31/98             8/31/97            8/31/98*           8/31/97**
                                                     -------------       -------------       ------------        ------------


NET ASSETS AT BEGINNING OF PERIOD. . . . . . . . .   $424,900,541        $247,135,913           $  25,351           $  25,222
                                                     -------------       -------------       ------------        ------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . .     23,401,246          20,236,402             868,369             704,901
  Net realized gain (loss) on investments sold . .         (8,157)             15,357                 (78)                 (7)
                                                     -------------       -------------       ------------        ------------
    Net increase in net assets
      resulting from operations. . . . . . . . . .     23,393,089          20,251,759             868,291             704,894
                                                     -------------       -------------       ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A. . . . . . . . . . . . . . . . . . . .     (1,852,870)         (3,174,468)           (868,369)           (704,901)
    Class B. . . . . . . . . . . . . . . . . . . .    (15,114,935)        (13,171,814)                 --                  --
    Class D. . . . . . . . . . . . . . . . . . . .     (6,433,441)         (3,890,120)                 --                  --
                                                     -------------       -------------       ------------        ------------
  Net decrease from distributions. . . . . . . . .    (23,401,246)        (20,236,402)           (868,369)           (704,901)
                                                     -------------       -------------       ------------        ------------

SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  CLASS A:
    Net proceeds from sales of shares. . . . . . .    135,312,262         174,614,603         236,425,416         245,972,311
    Issued to shareholders in reinvestment
      of dividends . . . . . . . . . . . . . . . .          1,471               1,410                 188                 136
    Cost of shares repurchased . . . . . . . . . .   (127,190,021)       (236,817,140)       (236,425,416)       (245,972,311)
                                                     -------------       -------------       ------------        ------------
      Net Class A share transactions . . . . . . .      8,123,712         (62,201,127)                188                 136
                                                     -------------       -------------       ------------        ------------
  CLASS B:
    Net proceeds from sales of shares. . . . . . .    614,132,418         879,378,409                  --                  --
    Cost of shares repurchased . . . . . . . . . .   (587,885,626)       (705,276,725)                 --                  --
                                                     -------------       -------------       ------------        ------------
      Net Class B share transactions . . . . . . .     26,246,792         174,101,684                  --                  --
                                                     -------------       -------------       ------------        ------------
  CLASS D:
    Net proceeds from sales of shares. . . . . . .    465,646,407         318,106,403                  --                  --
    Cost of shares repurchased . . . . . . . . . .   (405,147,842)       (252,257,689)                 --                  --
                                                     -------------       -------------       ------------        ------------
      Net Class D share transactions . . . . . . .     60,498,565          65,848,714                  --                  --
                                                     -------------       -------------       ------------        ------------
        Net increase from share transactions . . .     94,869,069         177,749,271                 188                 136
                                                     -------------       -------------       ------------        ------------
          Net increase in net assets . . . . . . .     94,860,912         177,764,628                 110                 129
                                                     -------------       -------------       ------------        ------------

NET ASSETS AT END OF PERIOD. . . . . . . . . . . .   $519,761,453        $424,900,541             $25,461             $25,351
                                                     -------------       -------------       ------------        ------------
                                                     -------------       -------------       ------------        ------------

-----------------------------------------------------------------------------------------------------------------------------
*   The Portfolio operated from December 17, 1997 - February 11, 1998.
**  The Portfolio operated from December 13, 1996 - January 30, 1997.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                   THE VALIANT FUND
                  STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)



                                                               GENERAL MONEY                              TAX-EXEMPT
                                                             MARKET PORTFOLIO                       MONEY MARKET PORTFOLIO
                                                        YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                          8/31/98             8/31/97             8/31/98             8/31/97
                                                     -------------       -------------       ------------        ------------


NET ASSETS AT BEGINNING OF PERIOD. . . . . . . . .  $ 577,870,345       $ 342,803,442       $ 282,368,080       $ 279,867,103
                                                     -------------       -------------       ------------        ------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . .     24,103,402          25,960,279           8,611,037           8,920,164
  Net realized gain(loss) on investments sold. . .         10,362              15,375               1,596             (10,703)
                                                     -------------       -------------       ------------        ------------
    Net increase in net assets
      resulting from operations. . . . . . . . . .     24,113,764          25,975,654           8,612,633           8,909,461
                                                     -------------       -------------       ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A. . . . . . . . . . . . . . . . . . . .    (23,272,185)        (25,485,808)         (8,611,037)         (8,920,164)
    Class B. . . . . . . . . . . . . . . . . . . .       (831,217)           (474,471)                 --                  --
                                                     -------------       -------------       ------------        ------------
  Net decrease from distributions. . . . . . . . .    (24,103,402)        (25,960,279)         (8,611,037)         (8,920,164)
                                                     -------------       -------------       ------------        ------------
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  CLASS A:
    Net proceeds from sales of shares. . . . . . .  3,065,147,438       2,791,812,765         643,017,161         573,325,388
    Issued to shareholders in reinvestment
      of dividends . . . . . . . . . . . . . . . .      5,620,281           2,914,391               1,271                 890
    Cost of shares repurchased . . . . . . . . . . (3,366,515,045)     (2,560,095,823)       (656,730,774)       (570,814,598)
                                                     -------------       -------------       ------------        ------------
      Net Class A share transactions . . . . . . .   (295,747,326)        234,631,333         (13,712,342)          2,511,680
                                                     -------------       -------------       ------------        ------------
  CLASS B:
    Net proceeds from sales of shares. . . . . . .     44,499,456          12,777,268                  --                  --
    Cost of shares repurchased . . . . . . . . . .    (36,051,074)        (12,357,073)                 --                  --
                                                     -------------       -------------       ------------        ------------
      Net Class B share transactions . . . . . . .      8,448,382             420,195                  --                  --
                                                     -------------       -------------       ------------        ------------
        Net increase (decrease) from share
          transactions . . . . . . . . . . . . . .   (287,298,944)        235,051,528         (13,712,342)          2,511,680
                                                     -------------       -------------       ------------        ------------
          Net increase (decrease) in net assets. .   (287,288,582)        235,066,903         (13,710,746)          2,500,977
                                                     -------------       -------------       ------------        ------------

NET ASSETS AT END OF PERIOD. . . . . . . . . . . .   $290,581,763        $577,870,345        $268,657,334        $282,368,080
                                                     -------------       -------------       ------------        ------------
                                                     -------------       -------------       ------------        ------------





                       SEE NOTES TO FINANCIAL STATEMENTS.

                                   THE VALIANT FUND
                                 FINANCIAL HIGHLIGHTS
                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                                             U.S. TREASURY MONEY
                                                         MARKET PORTFOLIO - CLASS A


                                                  YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED    PERIOD ENDED
                                                    8/31/98          8/31/97           8/31/96          8/31/95      8/31/94 (1)
                                                  ----------       ----------        ----------       ----------    ------------

Net Asset Value, Beginning of period . . . .         $ 1.000          $ 1.000           $ 1.000          $ 1.000         $ 1.000
                                                  ----------       ----------        ----------       ----------    ------------
Income from Investment Operations:
   Net investment income . . . . . . . . . .           0.053            0.052             0.053            0.054           0.012
                                                  ----------       ----------        ----------       ----------    ------------
Less Distributions:
   Dividends from net investment income. . .          (0.053)          (0.052)           (0.053)          (0.054)         (0.012)
                                                  ----------       ----------        ----------       ----------    ------------
Net Asset Value, End of period . . . . . . .         $ 1.000          $ 1.000           $ 1.000          $ 1.000         $ 1.000
                                                  ----------       ----------        ----------       ----------    ------------
                                                  ----------       ----------        ----------       ----------    ------------

Total Return (a) . . . . . . . . . . . . . .            5.43%            5.30%             5.45%            5.60%           1.19%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . . . .         $31,185          $23,063           $85,260          $30,183             $25
Ratios to average net assets:
   Net investment income . . . . . . . . . .            5.27%            5.12%             5.21%            5.79%           4.06%(b)
   Operating expenses. . . . . . . . . . . .            0.20%            0.20%             0.20%            0.20%           0.20%(b)
   Operating expenses before
      reimbursements/waivers . . . . . . . .            0.20%            0.20%             0.20%            0.21%           0.26%(b)



                                                            U.S. TREASURY MONEY
                                                         MARKET PORTFOLIO - CLASS B


                                                  YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED    PERIOD ENDED
                                                    8/31/98          8/31/97           8/31/96          8/31/95     8/31/94 (1)
                                                  ----------       ----------        ----------       ----------    ------------

Net Asset Value, Beginning of period . . . .         $ 1.000          $ 1.000           $ 1.000          $ 1.000         $ 1.000
                                                  ----------       ----------        ----------       ----------    ------------
Income from Investment Operations:
   Net investment income . . . . . . . . . .           0.051            0.049             0.050            0.052           0.011
                                                  ----------       ----------        ----------       ----------    ------------
Less Distributions:
   Dividends from net investment income. . .          (0.051)          (0.049)           (0.050)          (0.052)         (0.011)
                                                  ----------       ----------        ----------       ----------    ------------
Net Asset Value, End of period . . . . . . .         $ 1.000          $ 1.000           $ 1.000          $ 1.000         $ 1.000
                                                  ----------       ----------        ----------       ----------    ------------
                                                  ----------       ----------        ----------       ----------    ------------

Total Return (a) . . . . . . . . . . . . . .            5.17%            5.04%             5.18%            5.34%           1.12%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . . . .        $326,675         $300,437          $126,327          $76,114         $13,355
Ratios to average net assets:
   Net investment income . . . . . . . . . .            5.05%            4.93%             5.01%            5.41%           3.87%(b)
   Operating expenses. . . . . . . . . . . .            0.45%            0.45%             0.45%            0.45%           0.45%(b)
   Operating expenses before
      reimbursements/waivers . . . . . . . .            0.45%            0.45%             0.45%            0.46%           0.50%(b)


--------------------------------------------------------------------------------------------------------------------------------
(1)   The Portfolio commenced Class A and Class B shares operations on May 17,
      1994.
(a)   Total returns for periods less than one year are not annualized, and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b)   Annualized.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE VALIANT FUND
                         FINANCIAL HIGHLIGHTS - (CONTINUED)
                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                                            U.S. TREASURY MONEY
                                                         MARKET PORTFOLIO - CLASS D

                                                  YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                    8/31/98        8/31/97        8/31/96(1)
                                                  ----------     ----------     ------------

Net Asset Value, Beginning of period . . . .      $    1.000     $    1.000     $      1.000
                                                  ----------     ----------     ------------
Income from Investment Operations:
    Net investment income. . . . . . . . . .           0.048          0.047            0.015
                                                  ----------     ----------     ------------
Less Distributions:
    Dividends from net investment income . .          (0.048)        (0.047)          (0.015)
                                                  ----------     ----------     ------------
Net Asset Value, End of period . . . . . . .      $    1.000     $    1.000     $      1.000
                                                  ----------     ----------     ------------
                                                  ----------     ----------     ------------

Total Return (a) . . . . . . . . . . . . . .           4.91%          4.78%             1.55%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . . . .      $  161,901     $  101,401     $     35,549
Ratios to average net assets:
    Net investment income. . . . . . . . . .            4.79%          4.69%            4.68%(b)
    Operating expenses . . . . . . . . . . .            0.70%          0.70%            0.70%(b)
    Operating expenses before
       reimbursements/waivers. . . . . . . .            0.70%          0.70%            0.70%(b)




                                                                               U.S. TREASURY
                                                                         INCOME PORTFOLIO - CLASS A

                                                  PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                                                   8/31/98(2)     8/31/97(3)     8/31/96(4)     8/31/95(5)     8/31/94(6)
                                                  ------------   ------------   ------------   ------------   ------------

Net Asset Value, Beginning of period . . . .      $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                  ------------   ------------   ------------   ------------   ------------
Income from Investment Operations:
    Net investment income. . . . . . . . . .           0.007          0.005          0.004          0.004          0.001
                                                  ------------   ------------   ------------   ------------   ------------
Less Distributions:
    Dividends from net investment income . .          (0.007)        (0.005)        (0.004)        (0.004)        (0.001)
                                                  ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of period . . . . . . .      $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                  ------------   ------------   ------------   ------------   ------------
                                                  ------------   ------------   ------------   ------------   ------------

Total Return (a) . . . . . . . . . . . . . .            0.74%          0.54%          0.35%          0.39%          0.12%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . . . .      $       25     $       25     $       25     $       25     $       25
Ratios to average net assets:
    Net investment income. . . . . . . . . .            4.83%          4.24%          4.15%          4.47%          2.96%(b)
    Operating expenses . . . . . . . . . . .            0.20%          0.20%          0.20%          0.20%          0.20%(b)
    Operating expenses before
       reimbursements/waivers. . . . . . . .            0.23%          0.23%          0.35%          0.29%          0.22%(b)

--------------------------------------------------------------------------------------------------------------------------


(1)  The Portfolio commenced Class D shares operations on May 1, 1996.
(2)  The Portfolio operated from December 17, 1997 to February 11, 1998.
(3)  The Portfolio operated from December 13, 1996 to January 30, 1997.
(4)  The Portfolio operated from December 11, 1995 to January 10, 1996.
(5)  The Portfolio operated from December 12, 1994 to January 11, 1995.
(6)  The Portfolio operated from December 28, 1993 to January 12, 1994.
(a) Total returns for periods less than one year are not annualized, and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b)  Annualized.


                 SEE NOTES TO FINANCIAL STATEMENTS.

                                 THE VALIANT FUND
                         FINANCIAL HIGHLIGHTS - (CONTINUED)
                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                                GENERAL MONEY
                                                                          MARKET PORTFOLIO - CLASS A


                                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                     8/31/98        8/31/97        8/31/96        8/31/95        8/31/94(1)
                                                  -----------    -----------    -----------    -----------    -------------

Net Asset Value, Beginning of period . . . .      $     1.000    $     1.000    $     1.000    $     1.000    $       1.000
                                                  -----------    -----------    -----------    -----------    -------------
Income from Investment Operations:
    Net investment income. . . . . . . . . .            0.054          0.053          0.053          0.056            0.033
                                                  -----------    -----------    -----------    -----------    -------------
Less Distributions:
    Dividends from net investment income . .           (0.054)        (0.053)        (0.053)        (0.056)          (0.033)
                                                  -----------    -----------    -----------    -----------    -------------
Net Asset Value, End of period . . . . . . .      $     1.000    $     1.000    $     1.000    $     1.000    $       1.000
                                                  -----------    -----------    -----------    -----------    -------------
                                                  -----------    -----------    -----------    -----------    -------------

Total Return (a) . . . . . . . . . . . . . .             5.54%          5.40%          5.52%          5.81%            3.33%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . . . .      $   272,980    $   568,715    $   334,069    $   375,965    $     167,016
Ratios to average net assets:
    Net investment income. . . . . . . . . .             5.40%          5.33%          5.36%          5.70%            3.70%(b)
    Operating expenses . . . . . . . . . . .             0.20%          0.20%          0.20%          0.20%            0.20%(b)
    Operating expenses before
       reimbursements/waivers. . . . . . . .             0.20%          0.20%          0.20%          0.20%            0.21%(b)


                                                                              GENERAL MONEY
                                                                        MARKET PORTFOLIO - CLASS B


                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                    8/31/98        8/31/97        8/31/96        8/31/95        8/31/94(1)
                                                  -----------    -----------    -----------    -----------    -------------
Net Asset Value, Beginning of period . . . .      $     1.000    $     1.000     $    1.000     $    1.000    $       1.000
                                                  -----------    -----------    -----------    -----------    -------------
Income from Investment Operations:
    Net investment income. . . . . . . . . .            0.052          0.050          0.051          0.053            0.009
                                                  -----------    -----------    -----------    -----------    -------------
Less Distributions:
    Dividends from net investment income . .           (0.052)        (0.050)        (0.051)        (0.053)          (0.009)
                                                  -----------    -----------    -----------    -----------    -------------
Net Asset Value, End of period . . . . . . .      $     1.000    $     1.000     $    1.000     $    1.000    $       1.000
                                                  -----------    -----------    -----------    -----------    -------------
                                                  -----------    -----------    -----------    -----------    -------------

Total Return (a) . . . . . . . . . . . . . .             5.28%          5.14%          5.26%          5.54%            0.92%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . . . .      $    17,602     $    9,155     $    8,734     $    9,461     $      9,520
Ratios to average net assets:
    Net investment income. . . . . . . . . .             5.16%          5.02%          5.11%          5.33%            3.99%(b)
    Operating expenses . . . . . . . . . . .             0.45%          0.45%          0.45%          0.45%            0.45%(b)
    Operating expenses before
       reimbursements/waivers. . . . . . . .             0.45%          0.45%          0.45%          0.45%            0.46%(b)

---------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio commenced Class A and Class B shares operations on September 21, 1993 and May 17, 1994, respectively.
(a) Total returns for periods less than one year are not annualized, and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b)  Annualized.


                        SEE NOTES TO FINANCIAL STATEMENTS.

                                 THE VALIANT FUND
                         FINANCIAL HIGHLIGHTS - (CONTINUED)
                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                             TAX-EXEMPT MONEY
                                                                        MARKET PORTFOLIO - CLASS A


                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                  8/31/98        8/31/97        8/31/96        8/31/95        8/31/94 (1)
                                                  -----------    -----------    -----------    -----------    -------------


Net Asset Value, Beginning of period . . . .      $     1.000    $     1.000    $     1.000    $     1.000    $       1.000
                                                  -----------    -----------    -----------    -----------    -------------
Income from Investment Operations:
    Net investment income. . . . . . . . . .            0.034          0.034          0.034          0.035            0.021
                                                  -----------    -----------    -----------    -----------    -------------
Less Distributions:
    Dividends from net investment income . .           (0.034)        (0.034)        (0.034)        (0.035)          (0.021)
                                                  -----------    -----------    -----------    -----------    -------------
Net Asset Value, End of period . . . . . . .      $     1.000     $    1.000     $    1.000     $    1.000     $      1.000
                                                  -----------    -----------    -----------    -----------    -------------
                                                  -----------    -----------    -----------    -----------    -------------

Total Return (a) . . . . . . . . . . . . . .             3.41%          3.42%          3.43%          3.67%            2.11%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . . . .      $   268,657     $  282,368     $  279,867     $  283,654     $    258,130
Ratios to average net assets:
    Net investment income. . . . . . . . . .             3.35%          3.38%          3.34%          3.50%            2.38%(b)
    Operating expenses . . . . . . . . . . .             0.20%          0.20%          0.20%          0.20%            0.20%(b)
    Operating expenses before
       reimbursements/waivers. . . . . . . .             0.20%          0.20%          0.20%          0.20%            0.22%(b)

---------------------------------------------------------------------------------------------------------------------------


(1)  The Portfolio commenced operations on October 7, 1993.
(a) Total returns for periods less than one year are not annualized, and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b)  Annualized.


                        SEE NOTES TO FINANCIAL STATEMENTS.

                                  THE VALIANT FUND
                           NOTES TO FINANCIAL STATEMENTS
                                  AUGUST 31, 1998

The Valiant Fund (the "Trust") was organized as a Massachusetts business trust on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end management investment company. The Trust offers four managed investment portfolios. The accompanying financial statements and financial highlights are those of the U.S. Treasury Money Market, the U.S. Treasury Income, the General Money Market and the Tax-Exempt Money Market Portfolios (individually, a "Portfolio", collectively, the "Portfolios"). The Trust is authorized to offer four classes of shares: Class A, Class B, Class C and Class D. U.S. Treasury Money Market Class A, B and D, U.S. Treasury Income Class A, General Money Market Class A and B and Tax-Exempt Money Market Class A are currently active.

1.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the amounts of assets and liabilities reported at the date of the financial statements and the amounts of income and expenses reported during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements.

    PORTFOLIO VALUATIONS: Securities in the Portfolios are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Interest income consists of discount earned (including both original issue and market discount), less amortization of any market premium.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Portfolios to declare dividends daily from net investment income and to pay such dividends monthly. Net realized capital gains, if any, are distributed at least annually.

Income distributions and capital gain distributions, if any, are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences relating to shareholder distributions will result in reclassifications in the Portfolios' capital accounts.

    FEDERAL TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Portfolio will not be subject to Federal income taxes to the extent that it distributes all of its taxable or tax-exempt income, if any, for its tax period ending August 31. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Portfolios will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. As of August 31, 1998, the U.S. Treasury Income Portfolio has a capital loss carryover of $7, which will expire on August 31, 2005. The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio have capital loss carryovers of $41,251, $30,898, $173,216 and $53,266, $54,799, $1,943, $12,059, respectively, which will expire on August 31, 2003, 2004, 2005, and 2006, respectively.

                                  THE VALIANT FUND
                     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  AUGUST 31, 1998


1.  SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

    REPURCHASE AGREEMENTS: Each Portfolio, except the U.S. Treasury Income Portfolio, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. It is the Portfolio's policy to maintain collateral that is at least equal, at all times, to the total amount of the repurchase obligations including interest. In the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the market value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's sub-adviser, David L. Babson & Co. Inc., acting under the supervision of the Trust's Board of Trustees, reviews the value of collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

    EXPENSES AND ALLOCATIONS: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses, which are attributable to more than one Portfolio of the Trust, are allocated among the respective Portfolios. Each share class bears its pro-rata portion of expenses attributable to its series, except that each class separately bears its own distribution fees.

Income, Portfolio level expenses, and realized and unrealized gains and losses are allocated to each class of shares on a daily basis based on each class' portion of net assets.

    ORGANIZATION COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities laws. All such costs are being amortized using the straight line method over a period of five years from commencement of each Portfolio's operations.

2.  INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND OTHER FEES

Integrity Management & Research, Inc. (the "Investment Adviser" or the "Manager"), a wholly-owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. Integrity Investments, Inc. (the "Distributor") acts as exclusive distributor of the Trust's shares.

The Trust pays the Investment Adviser a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Trust. Under its Management Agreement with the Trust, the Manager performs certain administrative and management services for the Trust and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager or the Sub-Adviser and pays all the Portfolio expenses with the following exceptions: the fees and expenses of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust; interest on borrowings; taxes; expenses incurred by Class B, Class C and Class D shares pursuant to the Distribution and Shareholder Servicing Plans; and such extraordinary non-recurring expenses as may arise. From time to time the Investment Adviser may voluntarily waive all or a portion of the fees payable to it by a Portfolio. As such, the Investment Adviser has agreed to reimburse the Portfolios for expenses exceeding 0.20% of average daily net assets for Class A shares, 0.45% of the average daily net assets for Class B shares, 0.60% of average daily net assets for Class C shares and 0.70% of average daily net assets for Class D shares. The expense limitations are voluntary and were in effect through August 31, 1998. The expense limitations may be removed at any time thereafter with 90 days' prior notice to existing shareholders.

                                  THE VALIANT FUND
                     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  AUGUST 31, 1998

2.  INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND OTHER FEES -
(CONTINUED)

For the year ended August 31, 1998 the Investment Adviser reimbursed the Trust as follows:



PORTFOLIO                                 REIMBURSEMENT
-------------------------------------------------------
U.S. Treasury Money Market                $11,868
U.S. Treasury Income                        5,019
General Money Market                       13,956
Tax-Exempt Money Market                     9,232


The Investment Adviser has entered into an investment sub-advisory agreement with David L. Babson & Co., Inc. ("Babson") pursuant to which the Investment Adviser pays fees to Babson, computed daily and paid monthly, at the annual rate of 0.10% of the first $500 million of the average daily net assets of each Portfolio and 0.05% of average daily net assets in excess thereof. Fees related to these services are borne directly by the Investment Adviser.

The Trust has adopted a distribution plan for the Class A and Class B shares, a distribution plan for the Class C shares and a distribution plan for the Class D shares (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. The Plans provide for payments to the Distributor of up to 0.35% of the average net assets of the Class B shares, up to 0.50% of the average net assets of the Class C shares and up to 0.50% of the average net assets of the Class D shares. Payments under the Plans have been authorized at the rate of 0.25% of each Portfolio's average daily net assets for the Class B shares, 0.40% of each Portfolio's average daily net assets for the Class C shares and 0.50% of each Portfolio's average daily net assets for the Class D shares for the year ended August 31, 1998. No payments have been authorized for the Class A shares.

Certain directors and officers of the Investment Adviser are also Trustees and officers of the Trust.

Trustees who are not "interested persons" of the Trust receive an annual $1,000 retainer and $1,000 per Trustee meeting attended and are entitled to be reimbursed for out-of-pocket expenses incurred in attending such meetings.


3.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of no par value shares of beneficial interest in the Portfolios. Shareholders are entitled to one vote for each dollar (or proportional fractional vote for each fraction of a dollar) of net asset value per share owned. Each Portfolio votes separately with respect to issues affecting only that Portfolio. Shareholders of a particular class have the exclusive right to vote on matters pertaining only to that class. Pursuant to the Declaration of Trust, the Trustees have the authority to create additional Portfolios and to issue additional classes of shares for each Portfolio of the Trust.

                                  THE VALIANT FUND
                     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  AUGUST 31, 1998



3.  SHARES OF BENEFICIAL INTEREST - (CONTINUED)

At August 31, 1998 Integrity Investments, Inc. owned 100% of the outstanding shares of the U. S. Treasury Income Portfolio and David L. Babson & Co., Inc., an affiliate of the Adviser, owned 8.8% of the outstanding shares of the General Money Market Portfolio. Certain institutional shareholders were record owners of more than 10% of the total outstanding shares of the following Portfolios:



NAME OF PORTFOLIO                  NUMBER OF           PERCENTAGE OF
                                   SHAREHOLDERS        SHARES OWNED
--------------------------------------------------------------------
U.S. Treasury Money Market         2                   88.1%
General Money Market               2                   83.0%
Tax-Exempt Money Market            1                   90.4%


4.   DISTRIBUTIONS (UNAUDITED)

During the fiscal year ended August 31, 1998, 100% of the Tax-Exempt Money Market Portfolio's distributions paid to the shareholders were tax-exempt.

                                  THE VALIANT FUND
                     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  AUGUST 31, 1998


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders
of The Valiant Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio (each a portfolio of The Valiant Fund) at August 31, 1998, the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Valiant Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
October 5, 1998


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